Schedule I (Form 5500) (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Total plan assets	$ 56,845,596	$ 47,599,790
Total plan liabilities	0	0
Net plan assets	56,845,596	$ 47,599,790
Contributions receivable, employers	1,169,874
Contributions receivable, participants	1,570,203
Contributions receivable, others	14,595
Other income	7,254,335
Total income	10,009,007
Benefits paid (including direct rollovers)	761,877
Administrative service providers (salaries, fees, and commissions)	1,324
Total expenses	763,201
Net income (loss)	9,245,806
Employer securities	7,658,080
Participant loans	100,523
Fidelity bond	$ 30,000,000
Entity Tax Identification Number	57-1163892
Plan number	001